Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses And Other Current Assets

	December 31, 2015	December 31, 2014
Prepaid voyage costs	$137	$634
Inventory	1,160	826
Other	—	10
Total prepaid expenses and other current assets	$1,297	$1,470